MARKETABLE SECURITIES - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended				12 Months Ended
	Apr. 01, 2021	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Marketable securities pledged to creditors					$ 5,835	$ 0	$ 5,835
Proceeds from sale of marketable securities						14,074	0	$ 0
Marketable securities acquired						357	0
Gain on sale of marketable securities						$ 7,881	$ 0
Avance Gas
Schedule of Equity Method Investments [Line Items]
Number of marketable securities (in shares)						442,384	442,384	442,384
Unrealized (loss)/gain on investments						$ (400)	$ (400)	$ 1,900
SFL
Schedule of Equity Method Investments [Line Items]
Number of marketable securities (in shares)						73,165	73,165	73,165
Unrealized (loss)/gain on investments						$ 100	$ (600)	$ 300
Golden Ocean
Schedule of Equity Method Investments [Line Items]
Number of marketable securities (in shares)						10,299	1,270,657	1,270,657
Unrealized (loss)/gain on investments						$ 100	$ (1,500)	$ (400)
Number of shares pledged to creditors (in shares)					1,260,358	0	1,260,358	1,260,358
Number of shares disposed (in shares)					1,300,000
Secured debt, repurchase agreements		$ 9,800		$ 6,200
Marketable securities pledged to creditors					$ 6,300		$ 6,300
Proceeds from sale of marketable securities		$ 13,400	$ 700	$ 9,800
Forward contract, number of shares to be repurchased (in shares)				1,300,000
Marketable securities acquired			$ 400	$ 3,600
Gain on sale of marketable securities	$ 300					$ 7,600
Marketable securities, from exercise of subscription rights (in shares)			55,959